Acquisition, Cyber Incident and Other, Net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gain Contingencies [Line Items]
Settlement loss	$ 2,127
Americold Retirement Income Plan
Gain Contingencies [Line Items]
Settlement loss		$ 2,500